ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Measurement inputs (Details)	Jun. 30, 2023 $ / shares ¥ / shares Y shares	Mar. 15, 2023 ¥ / shares Y shares	Jun. 30, 2022 Y $ / shares shares	Jun. 30, 2021 Y	Jun. 30, 2020	May 21, 2020
Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants | shares			8,814,102
Number of warrants, remaining | shares	863,333
Number of warrants, adjusted | shares	7,950,769
Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants | shares	10,002,500	10,002,500
Share price | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | $ / shares	0.34		0.66
Share price | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | ¥ / shares	0.34	0.37
Risk free interest rate
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input					0.35	0.40
Risk free interest rate | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	0.0441		0.0300
Risk free interest rate | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	3.59	3.58
volatility
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input					104.26	99.50
volatility | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	1.27		1.09
volatility | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	110	110
Exercise price | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | $ / shares			6.24
Warrants outstanding, measurement input, remaining | $ / shares	6.24
Warrants outstanding, measurement input, adjusted | $ / shares	0.80
Exercise price | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | ¥ / shares	0.8	0.8
Warrant life | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | Y	3.47		3.47	4.46
Warrant life | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | Y	5.22	5.50